SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - AFFILIATES REVENUE AND COST OF SALES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Related party revenue		$ 25	$ 26	$ 13
Related party cost of sales		72	107	78
San Diego Gas and Electric Company [Member]
Related Party Transaction [Line Items]
Related party revenue		7	10	13
Related party cost of sales		$ 64	49	17
San Diego Gas and Electric Company [Member] | Energia Sierra Juarez Wind Project [Member]
Related Party Transaction [Line Items]
Power purchase agreement term	20 years
Generating capacity (in mw) | MW		155
Southern California Gas Company [Member]
Related Party Transaction [Line Items]
Related party revenue		$ 76	$ 75	$ 69
Minimum [Member] | Federal Funds Rate [Member] | California Utilities [Member]
Related Party Transaction [Line Items]
Variable percentage rate		13.00%
Maximum [Member] | Federal Funds Rate [Member] | California Utilities [Member]
Related Party Transaction [Line Items]
Variable percentage rate		20.00%